Goodwill and Other Intangible Assets (Intangible Assets Subject to Amortization) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 1,649,721	¥ 1,198,213
Accumulated amortization	(823,276)	(762,093)
Patent rights, know-how and license agreements
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	169,761	175,980
Accumulated amortization	(145,525)	(142,724)
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	15,759	18,881
Accumulated amortization	(11,825)	(7,615)
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	15,768	16,310
Accumulated amortization	(9,863)	(8,451)
Software to be sold, leased or otherwise marketed
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	125,350	123,269
Accumulated amortization	(96,322)	(92,457)
Internal-use software
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	529,022	494,649
Accumulated amortization	(345,935)	(315,516)
Music catalogs
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	615,206	207,789
Accumulated amortization	(106,725)	(94,210)
Artist contracts
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	42,575	28,534
Accumulated amortization	(29,108)	(27,650)
Television carriage contracts (broadcasting agreements)
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	74,605	74,258
Accumulated amortization	(28,685)	(25,884)
Other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	61,675	58,543
Accumulated amortization	¥ (49,288)	¥ (47,586)